Seward & Kissel LLP
901 K Street, NW
Suite 800
Washington, D.C. 20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184

March 4, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AB Cap Fund, Inc.	AB Global Risk Allocation Fund, Inc.
	-AB Small Cap Value Portfolio	(File Nos. 2-10988 and 811-00134)
-AB All China Equity Portfolio
	-AB Mid Cap Value Portfolio	AB Relative Value Fund, Inc.
	(File Nos. 2-29901 and 811-01716)	(File Nos. 2-11023 and 811-00126)

	AB Core Opportunities Fund, Inc.	AB Trust
	(File Nos. 333-90261 and 811-09687)	-AB Large Cap Value Fund
-AB Discovery Value Fund
	AB Equity Income Fund, Inc.	-AB International Value Fund
	(File Nos. 33-66630 and 811-07916)	(File Nos. 333-51938 and 811-10221)

Ladies and Gentlemen:

On behalf of the above-referenced AB Funds (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund’s registration statement that was filed electronically with the Securities and Exchange Commission on February 26, 2026.

If you have any questions regarding the foregoing, please call me at the above-referenced number.

Sincerely,

/s/ Linda Y. Kim
Linda Y. Kim